UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

# John Hancock Bond Fund

Quarterly portfolio holdings 8/31/2014

John Hancock INVESTMENTS

Bond Fund

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 42.8%					$890,988,000

(Cost $847,781,580)

Consumer Discretionary 4.4%					91,677,233

Auto Components 0.6%
Dana Holding Corp.	6.000	09/15/23		2,630,000	2,800,950
Delphi Corp.	5.000	02/15/23		6,805,000	7,306,841
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		1,695,000	1,728,900

Automobiles 1.3%
Chrysler Group LLC	8.000	06/15/19		1,040,000	1,118,676
Ford Motor Company	4.750	01/15/43		1,045,000	1,094,858
Ford Motor Credit Company LLC	5.875	08/02/21		12,525,000	14,720,369
Ford Motor Credit Company LLC	8.000	12/15/16		2,885,000	3,306,923
General Motors Company	4.875	10/02/23		3,025,000	3,236,750
General Motors Company	6.250	10/02/43		2,600,000	3,048,500

Hotels, Restaurants & Leisure 0.3%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	3,275,000	1,377,446
CCM Merger, Inc. (S)	9.125	05/01/19		2,495,000	2,657,175
Seminole Indian Tribe of Florida (S)	6.535	10/01/20		2,594,000	2,814,490
Waterford Gaming LLC (S)	8.625	09/15/14		498,150	110,358

Internet & Catalog Retail 0.3%
QVC, Inc.	4.375	03/15/23		2,170,000	2,187,217
QVC, Inc.	5.125	07/02/22		1,800,000	1,932,608
QVC, Inc. (S)	5.450	08/15/34		2,260,000	2,281,122

Media 0.5%
21st Century Fox America, Inc.	6.150	03/01/37		975,000	1,183,561
21st Century Fox America, Inc.	6.400	12/15/35		980,000	1,248,650
AMC Entertainment, Inc.	5.875	02/15/22		2,680,000	2,760,400
Myriad International Holdings BV (S)	6.000	07/18/20		1,770,000	1,938,504
Time Warner Cable, Inc.	8.250	04/01/19		2,485,000	3,126,205
WideOpenWest Finance LLC	10.250	07/15/19		690,000	769,350

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36		2,885,000	3,196,196
Tops Holding II Corp.	8.750	06/15/18		1,580,000	1,623,450

Specialty Retail 1.0%
AutoNation, Inc.	5.500	02/01/20		4,510,000	4,949,725
Bed Bath & Beyond, Inc.	3.749	08/01/24		1,330,000	1,355,491
Bed Bath & Beyond, Inc.	5.165	08/01/44		1,330,000	1,384,099
Conn's, Inc. (S)	7.250	07/15/22		3,245,000	3,131,425
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19		2,915,000	2,798,400
L Brands, Inc.	6.625	04/01/21		3,945,000	4,443,056
New Look Bondco I PLC (S)	8.375	05/14/18		855,000	906,300
The Hillman Group, Inc. (S)	6.375	07/15/22		805,000	802,988

Textiles, Apparel & Luxury Goods 0.2%
Hot Topic, Inc. (S)	9.250	06/15/21		1,550,000	1,697,250
Quiksilver, Inc. (S)	7.875	08/01/18		2,800,000	2,639,000

Consumer Staples 1.5%					31,392,154

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22		2,145,000	2,059,200
Crestview DS Merger Sub II, Inc.	10.000	09/01/21		2,175,000	2,457,750

1

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food & Staples Retailing 0.4%
Safeway, Inc.	4.750	12/01/21	925,000	936,069
Safeway, Inc.	5.000	08/15/19	5,820,000	6,004,069
Tops Holding Corp.	8.875	12/15/17	960,000	1,024,800

Food Products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	2,236,000	2,799,767
Tyson Foods, Inc.	3.950	08/15/24	1,980,000	2,022,774

Household Products 0.1%
Harbinger Group, Inc.	7.875	07/15/19	2,555,000	2,772,175

Personal Products 0.2%
Prestige Brands, Inc. (S)	5.375	12/15/21	1,770,000	1,756,725
Revlon Consumer Products Corp.	5.750	02/15/21	2,000,000	2,030,000

Tobacco 0.4%
Alliance One International, Inc.	9.875	07/15/21	5,500,000	5,500,000
Vector Group, Ltd.	7.750	02/15/21	1,905,000	2,028,825

Energy 5.9%				123,264,805

Energy Equipment & Services 0.8%
Astoria Depositor Corp. (S)	8.144	05/01/21	3,565,000	3,761,075
Exterran Partners LP	6.000	04/01/21	670,000	676,700
Key Energy Services, Inc.	6.750	03/01/21	1,890,000	1,918,350
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	2,300,000	2,391,770
Offshore Group Investment, Ltd.	7.125	04/01/23	1,530,000	1,518,525
Precision Drilling Corp.	6.625	11/15/20	1,405,000	1,489,300
RKI Exploration & Production LLC (S)	8.500	08/01/21	1,775,000	1,908,125
Rowan Companies, Inc.	4.875	06/01/22	1,990,000	2,135,949
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,180,000	1,240,475

Oil, Gas & Consumable Fuels 5.1%
Access Midstream Partners LP	4.875	05/15/23	1,385,000	1,457,713
Access Midstream Partners LP	4.875	03/15/24	2,860,000	3,007,290
Afren PLC (S)	6.625	12/09/20	2,600,000	2,477,020
Afren PLC (S)	10.250	04/08/19	1,260,000	1,326,150
Baytex Energy Corp. (S)	5.625	06/01/24	440,000	440,000
Cimarex Energy Company	4.375	06/01/24	3,165,000	3,295,556
CNOOC Finance 2013, Ltd.	3.000	05/09/23	2,940,000	2,796,578
Compressco Partners LP (S)	7.250	08/15/22	1,730,000	1,747,300
Continental Resources, Inc.	5.000	09/15/22	5,520,000	5,954,700
DCP Midstream LLC (S)	9.750	03/15/19	2,675,000	3,461,747
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	2,710,000	2,628,700
DCP Midstream Operating LP	3.875	03/15/23	1,500,000	1,534,698
Denbury Resources, Inc.	5.500	05/01/22	1,785,000	1,829,625
Ecopetrol SA	5.875	09/18/23	1,300,000	1,488,500
Energy Transfer Partners LP	5.200	02/01/22	1,445,000	1,594,270
Energy Transfer Partners LP	9.700	03/15/19	2,415,000	3,128,536
Energy XXI Gulf Coast, Inc. (S)	6.875	03/15/24	1,035,000	1,053,113
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%)	7.000	06/01/67	4,085,000	4,289,250
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	3,160,000	3,529,325
EP Energy LLC	7.750	09/01/22	1,145,000	1,285,263
EV Energy Partners LP	8.000	04/15/19	2,370,000	2,452,950
FTS International, Inc. (S)	6.250	05/01/22	1,240,000	1,267,900

2

Bond Fund

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Halcon Resources Corp.	8.875	05/15/21		1,385,000	1,457,713
Jones Energy Holdings LLC (S)	6.750	04/01/22		1,045,000	1,102,475
Kerr-McGee Corp.	6.950	07/01/24		2,380,000	3,045,441
Kinder Morgan Energy Partners LP	7.750	03/15/32		1,090,000	1,410,593
Kosmos Energy, Ltd. (S)	7.875	08/01/21		1,570,000	1,601,400
Lukoil International Finance BV (S)	3.416	04/24/18		4,655,000	4,399,906
MarkWest Energy Partners LP	6.500	08/15/21		1,814,000	1,931,910
Memorial Resource Development Corp. (S)	5.875	07/01/22		1,020,000	1,035,300
Midstates Petroleum Company, Inc.	9.250	06/01/21		3,510,000	3,799,575
Newfield Exploration Company	5.750	01/30/22		2,090,000	2,309,450
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		1,920,000	1,939,200
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19		2,275,000	2,366,000
Petrobras International Finance Company	5.375	01/27/21		1,865,000	1,966,270
Petroleos de Venezuela SA	5.375	04/12/27		3,755,000	2,070,883
Petroleos Mexicanos	4.875	01/24/22		1,475,000	1,602,588
Plains Exploration & Production Company	6.750	02/01/22		3,357,000	3,810,195
Plains Exploration & Production Company	6.875	02/15/23		1,069,000	1,241,376
Regency Energy Partners LP	5.000	10/01/22		690,000	713,288
Regency Energy Partners LP	5.500	04/15/23		3,715,000	3,891,463
Regency Energy Partners LP	5.875	03/01/22		615,000	661,125
Rex Energy Corp.	8.875	12/01/20		1,190,000	1,303,050
Summit Midstream Holdings LLC	7.500	07/01/21		1,115,000	1,226,500
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67		3,910,000	4,071,288
Tullow Oil PLC (S)	6.000	11/01/20		1,550,000	1,565,500
Tullow Oil PLC (S)	6.250	04/15/22		1,720,000	1,720,000
WPX Energy, Inc.	6.000	01/15/22		1,805,000	1,935,863

Financials 16.2%					337,940,576

Banks 5.6%
Banco do Brasil SA/Cayman Island (6.250% to 4-15-24, then
10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24		3,300,000	2,648,250
Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	6,000,000	2,586,554
Bank of America Corp.	3.300	01/11/23		1,645,000	1,631,532
Bank of America Corp.	5.000	05/13/21		4,705,000	5,261,465
Bank of America Corp.	6.875	04/25/18		4,565,000	5,322,900
Barclays Bank PLC (S)	10.179	06/12/21		3,775,000	5,200,198
BPCE SA (S)	5.700	10/22/23		4,240,000	4,694,994
Citigroup, Inc.	3.750	06/16/24		2,675,000	2,731,432
Citigroup, Inc.	3.875	10/25/23		1,235,000	1,280,418
Citigroup, Inc.	6.125	08/25/36		2,120,000	2,491,825
Commerzbank AG (S)	8.125	09/19/23		4,050,000	4,880,655
Credit Agricole SA (7.875% to 01-23-2024, then 5 Year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24		4,155,000	4,482,206
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S.
Swap Rate + 6.283%) (S)	8.125	09/19/33		1,800,000	2,056,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23		2,940,000	2,800,350
HBOS PLC (S)	6.000	11/01/33		3,110,000	3,578,086
HBOS PLC (S)	6.750	05/21/18		5,490,000	6,290,662
ICICI Bank, Ltd. (S)	4.700	02/21/18		2,325,000	2,457,048
ICICI Bank, Ltd. (S)	5.750	11/16/20		2,410,000	2,668,219
JPMorgan Chase & Company	4.625	05/10/21		6,165,000	6,817,356
JPMorgan Chase & Company (5.000% to 7-1-19, then 3
month LIBOR + 3.320%) (Q)	5.000	07/01/19		3,555,000	3,529,973

3

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

JPMorgan Chase & Company (6.750% to 02/01/2024, then 3
month LIBOR + 3.780%) (Q)	6.750	02/01/24	5,480,000	5,884,150
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,840,000	3,141,750
Lloyds Banking Group PLC (7.500% to 06-27-2024, then 5
year U.S. Swap Rate + 4.760%) (Q)	7.500	06/27/24	2,680,000	2,810,650
Manufacturers & Traders Trust Company (5.629% to
12/01/2016, then 3 month LIBOR + 6.400%)	5.629	12/01/21	1,065,000	1,107,600
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03/27/24	2,975,000	3,145,185
Oversea-Chinese Banking Corp., Ltd. (4.000% to
10/15/2019, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000	10/15/24	1,360,000	1,386,229
Rabobank Nederland NV	3.875	02/08/22	6,745,000	7,217,325
Synovus Financial Corp.	7.875	02/15/19	1,075,000	1,214,750
The PNC Financial Services Group, Inc. (P)(Q)	4.454	10/27/14	1,695,000	1,696,271
The PNC Financial Services Group, Inc. (4.850% to 6-1-23,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	2,400,000	2,301,000
Wells Fargo & Company (5.900% to 06/15/2024, then 3
month LIBOR + 3.110%) (Q)	5.900	06/15/24	4,525,000	4,739,938
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	5,582,000	6,307,660
Wells Fargo Bank NA	5.850	02/01/37	1,915,000	2,418,817

Capital Markets 2.6%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	1,975,000	2,142,875
Fifth Street Finance Corp.	4.875	03/01/19	2,875,000	3,002,328
FS Investment Corp.	4.000	07/15/19	2,630,000	2,655,009
Jefferies Group LLC	6.875	04/15/21	3,720,000	4,395,180
Jefferies Group LLC	8.500	07/15/19	1,965,000	2,452,811
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,495,000	1,695,494
Morgan Stanley	4.100	05/22/23	4,005,000	4,080,414
Morgan Stanley	5.500	01/26/20	3,210,000	3,649,654
Morgan Stanley	5.550	04/27/17	1,620,000	1,787,657
Morgan Stanley	5.750	01/25/21	3,355,000	3,895,695
Morgan Stanley	7.300	05/13/19	6,790,000	8,216,341
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR +
3.610%) (Q)	5.450	07/15/19	2,335,000	2,375,863
Stifel Financial Corp.	4.250	07/18/24	2,285,000	2,324,944
The Goldman Sachs Group, Inc.	5.250	07/27/21	7,700,000	8,678,362
The Goldman Sachs Group, Inc.	5.750	01/24/22	680,000	789,243
Walter Investment Management Corp. (S)	7.875	12/15/21	2,995,000	3,047,413

Consumer Finance 0.8%
Capital One Financial Corp.	4.750	07/15/21	2,300,000	2,544,994
Credit Acceptance Corp. (S)	6.125	02/15/21	2,975,000	3,064,250
Credito Real SAB de CV (S)	7.500	03/13/19	3,035,000	3,277,800
Discover Bank	7.000	04/15/20	735,000	880,651
Discover Financial Services	5.200	04/27/22	2,895,000	3,216,808
Enova International, Inc. (S)	9.750	06/01/21	2,750,000	2,811,875

Diversified Financial Services 2.4%
Bank of America Corp.	4.200	08/26/24	2,020,000	2,050,777
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	2,536,010	2,688,171
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	1,796,218	1,908,481
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	1,496,120	1,588,393
General Electric Capital Corp. (P)	0.714	08/15/36	2,745,000	2,359,385
General Electric Capital Corp.	4.375	09/16/20	1,810,000	1,990,598

4

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

General Electric Capital Corp.	5.550	05/04/20	3,095,000	3,593,691
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	4,150,000	4,891,813
ING Bank NV (S)	5.800	09/25/23	1,755,000	1,992,583
Intercorp Retail Trust (S)	8.875	11/14/18	750,000	819,375
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	2,590,000	2,522,013
Leucadia National Corp.	5.500	10/18/23	4,420,000	4,692,060
Nationstar Mortgage LLC	7.875	10/01/20	2,050,000	2,111,500
Nationstar Mortgage LLC	9.625	05/01/19	1,755,000	1,943,663
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,579,000	4,742,175
Synchrony Financial	4.250	08/15/24	2,660,000	2,723,130
The Bear Stearns Companies LLC	7.250	02/01/18	2,100,000	2,473,246
USB Realty Corp. (P)(Q)(S)	1.381	01/15/17	2,900,000	2,668,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month
LIBOR + 3.580%)	5.650	05/15/53	1,760,000	1,790,800

Insurance 2.1%
American International Group, Inc.	4.125	02/15/24	1,985,000	2,109,817
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	310,000	427,025
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year
U.S. Swap Rate + 5.210%)	6.375	09/01/24	1,570,000	1,660,275
Assured Guaranty US Holdings, Inc.	5.000	07/01/24	3,275,000	3,406,747
AXA SA	8.600	12/15/30	1,695,000	2,291,437
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	1,575,000	1,708,875
CNA Financial Corp.	7.250	11/15/23	3,415,000	4,287,898
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	3,235,000	3,817,300
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,275,000	2,334,719
MetLife, Inc.	6.400	12/15/36	2,050,000	2,311,375
Nippon Life Insurance Company (5.000% to 10-18-22, then 3
month LIBOR + 4.240%) (S)	5.000	10/18/42	1,795,000	1,911,675
Pacific LifeCorp. (S)	6.000	02/10/20	1,750,000	2,009,173
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month
LIBOR + 3.040%)	5.200	03/15/44	760,000	769,500
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	4,500,000	4,823,550
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	3,225,000	4,349,054
USI, Inc. (S)	7.750	01/15/21	2,265,000	2,332,950
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	2,375,000	2,505,625

Real Estate Investment Trusts 2.5%
American Tower Corp.	3.400	02/15/19	1,580,000	1,636,567
American Tower Corp.	4.700	03/15/22	2,210,000	2,370,126
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	4,175,000	4,298,739
Corrections Corp. of America	4.625	05/01/23	2,140,000	2,121,275
Crown Castle Towers LLC (S)	4.883	08/15/20	3,660,000	4,074,089
Crown Castle Towers LLC (S)	6.113	01/15/20	3,009,000	3,518,986
DDR Corp.	7.500	04/01/17	5,155,000	5,896,052
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	3,120,000	3,648,809
Health Care REIT, Inc.	4.950	01/15/21	1,095,000	1,218,974
Highwoods Realty LP	5.850	03/15/17	4,765,000	5,263,619
Host Hotels & Resorts LP	5.250	03/15/22	665,000	739,558

5

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

iStar Financial, Inc.	5.000	07/01/19	980,000	980,000
MPT Operating Partnership LP	6.375	02/15/22	1,685,000	1,811,375
MPT Operating Partnership LP	6.875	05/01/21	1,555,000	1,671,625
Omega Healthcare Investors, Inc. (S)	4.950	04/01/24	2,455,000	2,535,990
Ventas Realty LP	4.000	04/30/19	1,985,000	2,127,922
Ventas Realty LP	4.750	06/01/21	3,225,000	3,555,024
Weyerhaeuser Company	7.375	03/15/32	3,610,000	4,982,363

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	1,270,000	1,219,200
NANA Development Corp. (S)	9.500	03/15/19	1,685,000	1,626,025

Thrifts & Mortgage Finance 0.1%
Ocwen Financial Corp. (S)	6.625	05/15/19	2,340,000	2,269,800

Health Care 1.5%				31,271,913

Health Care Equipment & Supplies 0.1%
Alere, Inc.	7.250	07/01/18	2,065,000	2,178,575

Health Care Providers & Services 0.7%
Community Health Systems, Inc. (S)	6.875	02/01/22	710,000	754,375
HCA, Inc.	7.500	02/15/22	1,855,000	2,161,075
Medco Health Solutions, Inc.	7.125	03/15/18	1,970,000	2,318,237
Quest Diagnostics, Inc.	2.700	04/01/19	2,540,000	2,563,640
Quest Diagnostics, Inc.	4.250	04/01/24	2,500,000	2,575,153
Select Medical Corp.	6.375	06/01/21	2,160,000	2,245,050
WellCare Health Plans, Inc.	5.750	11/15/20	1,330,000	1,378,213

Pharmaceuticals 0.7%
Endo Finance LLC (S)	7.250	01/15/22	2,295,000	2,487,206
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22	2,465,000	2,532,788
Mallinckrodt International Finance SA (S)	5.750	08/01/22	2,250,000	2,297,813
Mylan, Inc. (S)	7.875	07/15/20	3,685,000	4,039,088
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	1,780,000	1,931,300
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	1,660,000	1,809,400

Industrials 5.4%				111,820,880

Aerospace & Defense 0.6%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	1,548,000	1,664,100
Huntington Ingalls Industries, Inc.	7.125	03/15/21	1,605,000	1,745,438
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	4,770,000	4,340,700
Textron, Inc.	5.600	12/01/17	2,195,000	2,452,542
Textron, Inc.	7.250	10/01/19	1,640,000	1,974,091

Airlines 2.2%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	500,728	575,838
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	4,754,939	5,147,221
American Airlines 2013-2 Class A Pass Through Trust	4.950	01/15/23	2,407,119	2,593,671
American Airlines 2013-2 Class B Pass Through Trust	5.600	07/15/20	1,154,093	1,197,371
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	4,212,109	4,464,835
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	1,847,878	1,976,084
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,528,409	1,635,397
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	380,312	405,032
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	853,735	949,780
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	239,242	263,764
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	2,443,972	2,725,029

6

Bond Fund

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20		1,190,708	1,280,011
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		3,176,833	3,732,779
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		4,211,430	4,943,376
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18		687,645	770,162
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19		1,360,548	1,489,800
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19		1,633,843	1,874,835
UAL 2009-1 Pass Through Trust	10.400	11/01/16		358,094	399,275
UAL 2009-2A Pass Through Trust	9.750	01/15/17		1,157,513	1,310,883
United Airlines 2014-2 Class A Pass Through Trust	3.750	09/03/26		3,105,000	3,112,763
United Airlines 2014-2 Class B Pass Through Trust	4.625	09/03/22		1,810,000	1,810,000
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23		1,495,731	1,690,176
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24		913,192	1,031,907
US Airways 2012-1 Class C Pass Through Trust	9.125	10/01/15		1,001,747	1,056,843

Building Products 0.2%
Masco Corp.	7.125	03/15/20		1,680,000	1,932,000
Owens Corning	4.200	12/15/22		2,710,000	2,794,221

Commercial Services & Supplies 0.5%
Ahern Rentals, Inc. (S)	9.500	06/15/18		1,380,000	1,514,550
Casella Waste Systems, Inc.	7.750	02/15/19		2,385,000	2,456,550
Iron Mountain, Inc.	5.750	08/15/24		2,845,000	2,923,238
Iron Mountain, Inc.	6.000	08/15/23		3,080,000	3,287,900
Safway Group Holding LLC (S)	7.000	05/15/18		1,225,000	1,289,313

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.750	11/13/19		3,025,000	2,919,125
Tutor Perini Corp.	7.625	11/01/18		2,945,000	3,073,844

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		2,525,000	2,783,813
Odebrecht Finance, Ltd. (P)(Q)(S)	7.500	09/14/15		970,000	996,675
Odebrecht Finance, Ltd. (S)	8.250	04/25/18	BRL	2,850,000	1,171,320
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10/01/22		890,010	953,423
Tenedora Nemak SA de CV (S)	5.500	02/28/23		1,980,000	2,039,400

Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08/01/20		1,216,000	1,346,720

Marine 0.3%
Global Ship Lease, Inc. (S)	10.000	04/01/19		1,050,000	1,107,750
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		2,040,000	2,121,600
Navios South American Logistics, Inc. (S)	7.250	05/01/22		2,585,000	2,678,706

Trading Companies & Distributors 0.7%
Air Lease Corp.	3.375	01/15/19		2,965,000	3,009,475
Air Lease Corp.	3.875	04/01/21		1,455,000	1,469,550
Air Lease Corp.	4.750	03/01/20		1,480,000	1,576,200
Air Lease Corp.	5.625	04/01/17		1,200,000	1,293,000
Aircastle, Ltd.	6.250	12/01/19		1,360,000	1,472,200
Aircastle, Ltd.	7.625	04/15/20		885,000	1,015,803
International Lease Finance Corp. (S)	7.125	09/01/18		1,435,000	1,646,663
United Rentals North America, Inc.	5.750	11/15/24		2,365,000	2,477,338

Transportation Infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05/01/19		1,760,000	1,856,800

Information Technology 0.5%					8,793,401

Communications Equipment 0.1%
Altice Financing SA (S)	6.500	01/15/22		970,000	1,020,925

7

Bond Fund

		Maturity
	Rate (%)	date		Par value^	Value

Information Technology (continued)

Internet Software & Services 0.2%
Ancestry.com, Inc.	11.000	12/15/20		2,055,000	2,368,388
Ancestry.com, Inc., PIK (S)	9.625	10/15/18		1,270,000	1,298,575

Semiconductors & Semiconductor Equipment 0.2%
Micron Technology, Inc. (S)	5.875	02/15/22		2,940,000	3,149,475

Software 0.0%
Blackboard, Inc. (S)	7.750	11/15/19		935,000	956,038

Materials 2.7%					56,244,847

Chemicals 0.6%
Braskem Finance, Ltd. (S)	7.000	05/07/20		3,250,000	3,664,375
CF Industries, Inc.	7.125	05/01/20		1,575,000	1,921,875
Incitec Pivot Finance LLC (S)	6.000	12/10/19		1,920,000	2,176,241
Methanex Corp.	5.250	03/01/22		1,985,000	2,210,395
Rain CII Carbon LLC (S)	8.250	01/15/21		1,225,000	1,286,250
Rayonier AM Products, Inc. (S)	5.500	06/01/24		660,000	646,800

Construction Materials 0.4%
American Gilsonite Company (S)	11.500	09/01/17		2,785,000	3,025,206
Cemex SAB de CV (S)	6.500	12/10/19		2,350,000	2,491,000
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17		2,220,000	2,242,200

Containers & Packaging 0.3%
Ardagh Finance Holdings SA, PIK (S)	8.625	06/15/19		1,825,000	1,891,156
Tekni-Plex, Inc. (S)	9.750	06/01/19		1,266,000	1,389,435
Wise Metals Group LLC (S)	8.750	12/15/18		2,215,000	2,392,200

Metals & Mining 1.3%
Allegheny Technologies, Inc.	9.375	06/01/19		5,025,000	6,174,856
AngloGold Ashanti Holdings PLC	8.500	07/30/20		2,780,000	3,120,550
ArcelorMittal	10.350	06/01/19		1,695,000	2,135,700
AuRico Gold, Inc. (S)	7.750	04/01/20		855,000	878,513
Commercial Metals Company	7.350	08/15/18		1,570,000	1,774,100
Edgen Murray Corp. (S)	8.750	11/01/20		1,177,000	1,318,240
Gerdau Trade, Inc. (S)	4.750	04/15/23		1,550,000	1,536,438
Glencore Finance Canada, Ltd. (S)	4.250	10/25/22		1,475,000	1,527,000
JMC Steel Group (S)	8.250	03/15/18		920,000	931,500
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20		1,515,000	1,496,063
Rain CII Carbon LLC (S)	8.000	12/01/18		2,070,000	2,152,800
SunCoke Energy, Inc.	7.625	08/01/19		582,000	615,465
Thompson Creek Metals Company, Inc.	7.375	06/01/18		2,505,000	2,505,000
Vedanta Resources PLC (S)	7.125	05/31/23		1,950,000	2,062,125

Trading Companies & Distributors 0.1%
Glencore Funding LLC (S)	4.125	05/30/23		2,625,000	2,679,364

Telecommunication Services 2.8%					58,595,650

Diversified Telecommunication Services 1.8%
CenturyLink, Inc.	5.625	04/01/20		950,000	1,004,625
CenturyLink, Inc.	5.800	03/15/22		2,915,000	3,075,325
CenturyLink, Inc.	6.450	06/15/21		1,880,000	2,058,600
CenturyLink, Inc.	7.600	09/15/39		1,995,000	2,029,913
Columbus International, Inc. (S)	7.375	03/30/21		1,350,000	1,469,813
GTP Acquisition Partners I LLC (S)	4.704	05/15/18		3,440,000	3,419,360
Oi SA (S)	9.750	09/15/16	BRL	3,440,000	1,398,436
PAETEC Holding Corp.	9.875	12/01/18		2,119,000	2,259,384

8

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

T-Mobile USA, Inc.	6.125	01/15/22	970,000	1,005,163
T-Mobile USA, Inc.	6.250	04/01/21	1,200,000	1,245,000
Telecom Italia Capital SA	6.999	06/04/18	2,130,000	2,412,225
Telecom Italia Capital SA	7.200	07/18/36	2,190,000	2,430,900
Telefonica Emisiones SAU	6.421	06/20/16	4,270,000	4,670,496
Verizon Communications, Inc.	3.450	03/15/21	2,935,000	3,044,220
Verizon Communications, Inc. (S)	5.012	08/21/54	1,804,000	1,884,282
Verizon Communications, Inc.	6.550	09/15/43	1,800,000	2,320,490
Wind Acquisition Finance SA (S)	7.375	04/23/21	2,395,000	2,526,725

Wireless Telecommunication Services 1.0%
Comcel Trust (S)	6.875	02/06/24	2,220,000	2,442,000
Digicel Group, Ltd. (S)	8.250	09/30/20	2,455,000	2,651,400
Millicom International Cellular SA (S)	4.750	05/22/20	2,735,000	2,728,163
Millicom International Cellular SA (S)	6.625	10/15/21	2,415,000	2,632,350
SBA Tower Trust (S)	2.933	12/15/17	2,220,000	2,261,201
SBA Tower Trust (S)	3.598	04/15/18	2,545,000	2,555,954
SBA Tower Trust (S)	5.101	04/17/17	2,090,000	2,220,625
SoftBank Corp. (S)	4.500	04/15/20	2,800,000	2,849,000

Utilities 1.9%				39,986,541

Electric Utilities 1.2%
Beaver Valley II Funding Corp.	9.000	06/01/17	271,000	287,239
BVPS II Funding Corp.	8.890	06/01/17	822,000	855,697
DPL, Inc.	7.250	10/15/21	2,975,000	3,153,500
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	3,355,000	3,464,038
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	2,790,000	2,974,838
Israel Electric Corp., Ltd. (S)	6.875	06/21/23	1,415,000	1,628,354
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	2,720,000	3,061,360
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	1,355,000	1,385,488
NRG Yield Operating LLC (S)	5.375	08/15/24	1,885,000	1,950,975
PNPP II Funding Corp.	9.120	05/30/16	307,000	317,219
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%)	6.700	03/30/67	2,860,000	2,916,885
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	1,955,000	2,126,063
W3A Funding Corp.	8.090	01/02/17	1,010,965	1,010,965

Independent Power and Renewable Electricity Producers 0.3%
NRG Energy, Inc.	6.625	03/15/23	890,000	943,400
NRG Energy, Inc.	7.625	01/15/18	2,460,000	2,769,960
NRG Energy, Inc.	8.250	09/01/20	1,910,000	2,067,575

Multi-Utilities 0.4%
CMS Energy Corp.	5.050	03/15/22	2,619,000	2,972,222
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,915,000	4,012,875
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%)	6.250	05/15/67	2,010,000	2,087,888

9

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government & Agency
Obligations 29.4%				$613,571,712

(Cost $609,056,381)

U.S. Government 10.9%				227,825,909

U.S. Treasury
Bond	3.125	02/15/42	39,275,000	39,851,871
Bond	3.375	05/15/44	86,465,000	91,544,819
Note	0.875	06/15/17	13,825,000	13,825,000
Note	0.875	07/15/17	22,125,000	22,099,070
Note	0.875	08/15/17	14,500,000	14,475,075
Note	2.375	08/15/24	45,901,000	46,030,074

U.S. Government Agency 18.5%				385,745,803

Federal Home Loan Bank
Bond	2.900	09/05/25	1,390,476	1,357,527
Bond	3.170	10/04/27	1,425,000	1,376,497
Bond	3.250	06/21/27	1,915,152	1,896,467
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.558	06/01/44	3,818,363	3,922,636
30 Yr Pass Thru (P)	2.694	05/01/44	3,791,812	3,911,104
30 Yr Pass Thru	3.000	03/01/43	6,978,888	7,000,970
30 Yr Pass Thru (P)	3.036	03/01/44	1,022,571	1,060,384
30 Yr Pass Thru	3.500	05/01/42	4,881,216	5,025,913
30 Yr Pass Thru	3.500	06/01/42	11,783,649	12,132,961
30 Yr Pass Thru	4.000	11/01/43	9,026,604	9,573,906
30 Yr Pass Thru	4.000	02/01/44	2,393,756	2,539,268
30 Yr Pass Thru	4.500	11/01/39	7,316,779	7,918,616
30 Yr Pass Thru	4.500	03/01/41	5,193,268	5,657,764
30 Yr Pass Thru	5.000	04/01/41	3,628,069	4,000,964
30 Yr Pass Thru	5.500	07/01/37	204,704	227,837
30 Yr Pass Thru	5.500	05/01/38	749,838	835,981
30 Yr Pass Thru	5.500	11/01/39	15,293,178	17,028,592
30 Yr Pass Thru	6.500	09/01/39	1,812,741	2,032,546
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09/01/27	7,988,690	8,299,499
15 Yr Pass Thru	3.400	09/27/32	4,955,000	4,797,119
15 Yr Pass Thru	3.500	02/01/26	1,223,107	1,293,209
15 Yr Pass Thru	3.500	03/01/26	9,852,474	10,417,165
15 Yr Pass Thru	4.000	12/01/24	6,075,226	6,509,993
30 Yr Pass Thru (P)	2.531	06/01/44	6,730,639	6,916,487
30 Yr Pass Thru (P)	2.549	04/01/44	6,513,336	6,699,945
30 Yr Pass Thru (P)	2.910	03/01/44	905,171	936,728
30 Yr Pass Thru	3.000	10/01/42	7,701,532	7,683,782
30 Yr Pass Thru	3.000	12/01/42	4,042,829	4,039,829
30 Yr Pass Thru	3.000	01/01/43	2,844,853	2,836,518
30 Yr Pass Thru	3.000	03/01/43	1,990,321	1,995,685
30 Yr Pass Thru	3.000	05/01/43	2,667,213	2,673,569
30 Yr Pass Thru	3.000	06/01/43	4,880,108	4,864,286
30 Yr Pass Thru	3.500	06/01/42	6,176,865	6,373,724
30 Yr Pass Thru	3.500	08/01/42	11,012,746	11,363,726
30 Yr Pass Thru	3.500	01/01/43	4,561,642	4,699,183
30 Yr Pass Thru	4.000	11/01/40	2,515,485	2,677,338
30 Yr Pass Thru	4.000	01/01/41	9,471,669	10,051,506
30 Yr Pass Thru	4.000	09/01/41	13,336,205	14,214,260
30 Yr Pass Thru	4.000	10/01/41	3,830,144	4,075,391
30 Yr Pass Thru	4.000	01/01/42	7,549,673	8,033,082

10

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.000	09/01/43	14,954,972	15,989,658
30 Yr Pass Thru	4.000	01/01/44	6,699,975	7,150,962
30 Yr Pass Thru	4.500	08/01/40	8,963,670	9,696,071
30 Yr Pass Thru	4.500	02/01/41	14,278,610	15,445,282
30 Yr Pass Thru	4.500	06/01/41	14,820,964	16,140,793
30 Yr Pass Thru	4.500	07/01/41	6,525,054	7,106,120
30 Yr Pass Thru	4.500	08/01/41	8,884,880	9,676,092
30 Yr Pass Thru	5.000	08/01/40	10,608,016	11,714,475
30 Yr Pass Thru	5.000	09/01/40	17,992,285	19,923,317
30 Yr Pass Thru	5.000	02/01/41	6,678,668	7,403,456
30 Yr Pass Thru	5.000	03/01/41	7,354,033	8,177,393
30 Yr Pass Thru	5.000	04/01/41	13,845,627	15,321,803
30 Yr Pass Thru	5.500	05/01/35	3,266,309	3,659,286
30 Yr Pass Thru	5.500	04/01/36	859,310	959,473
30 Yr Pass Thru	5.500	05/01/36	3,864,277	4,319,537
30 Yr Pass Thru	5.500	01/01/39	3,009,199	3,358,548
30 Yr Pass Thru	6.000	02/01/37	891,335	1,006,638
30 Yr Pass Thru	6.000	07/01/38	3,207,591	3,620,842
30 Yr Pass Thru	6.500	01/01/39	4,021,868	4,557,767
30 Yr Pass Thru	6.500	06/01/39	1,382,960	1,566,333

Foreign Government
Obligations 0.2%				$4,456,234

(Cost $4,489,160)

Argentina 0.2%				4,456,234

City of Buenos Aires (S)	9.950	03/01/17	2,645,000	2,555,070
Republic of Argentina (H)	8.280	12/31/33	2,376,454	1,901,164

Term Loans (M) 0.7%				$15,344,643

(Cost $15,370,687)

Consumer Discretionary 0.0%				652,241

Hotels, Restaurants & Leisure 0.0%
Marina District Finance Company, Inc.	6.750	08/15/18	646,750	652,241

Consumer Staples 0.1%				2,475,027

Household Products 0.1%
The Sun Products Corp.	5.500	03/23/20	2,582,637	2,475,027

Energy 0.1%				2,657,450

Energy Equipment & Services 0.0%
Paragon Offshore Finance Company (T)	TBD	06/19/21	1,150,000	1,135,625

Oil, Gas & Consumable Fuels 0.1%
Templar Energy LLC	8.000	11/25/20	1,545,000	1,521,825

Financials 0.1%				1,620,079

Capital Markets 0.1%
Walter Investment Management Corp.	4.750	12/11/20	1,660,023	1,620,079

Health Care 0.1%				1,648,421

Health Care Providers & Services 0.1%
CRC Health Corp.	5.250	03/29/21	563,588	564,821
CRC Health Corp.	9.000	09/28/21	1,080,000	1,083,600

11

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 0.1%				2,644,193

Aerospace & Defense 0.0%
WP CPP Holdings LLC	4.750	12/27/19	985,000	985,880

Airlines 0.1%
Delta Air Lines, Inc.	3.250	10/18/18	1,677,485	1,658,313

Information Technology 0.0%				924,598

Software 0.0%
BMC Software Finance, Inc.	5.000	09/10/20	432,125	430,437
Sybil Finance BV	4.750	03/20/20	493,750	494,161

Materials 0.1%				1,418,599

Metals & Mining 0.1%
FMG Resources August 2006 Pty, Ltd.	3.750	06/30/19	1,424,734	1,418,599

Utilities 0.1%				1,304,035

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	1,300,783	1,304,035

Capital Preferred Securities 1.5%				$31,238,770

(Cost $29,412,969)

Financials 1.5%				31,238,770

Banks 0.4%
Allfirst Preferred Capital Trust (P)	1.734	07/15/29	1,305,000	1,187,550
Sovereign Capital Trust VI	7.908	06/13/36	2,613,000	2,795,487
The PNC Financial Services Group, Inc. (6.750% to
08/01/2021, then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	3,360,000	3,771,600

Capital Markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000	10/27/14	4,605,000	3,637,950
State Street Capital Trust IV (P)	1.231	06/15/37	4,580,000	3,955,975

Diversified Financial Services 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	10/14/14	4,583,000	3,735,145

Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3
month LIBOR + 3.960%) (S)	7.875	12/15/37	960,000	1,226,400
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	2,050,000	2,977,625
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	5,885,000	6,311,663
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37	1,525,000	1,639,375

Collateralized Mortgage
Obligations 13.1%				$273,477,943

(Cost $258,409,761)

Commercial & Residential 11.5%				239,304,670

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.735	08/25/35	1,767,483	1,672,166
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.754	12/25/46	18,791,737	1,427,029

12

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.375	06/25/45	3,967,728	3,760,839
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	4,285,000	4,885,359
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.055	06/15/28	710,000	708,541
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class E (P) (S)	3.105	06/15/28	925,000	922,570
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.755	09/15/26	2,300,000	2,310,329
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03/25/35	2,919,783	2,961,264
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2 (P)	2.260	08/25/35	3,121,743	3,166,316
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01/25/35	5,382,618	5,223,588
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07/25/35	3,795,004	3,419,541
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	4,887,338	4,598,736
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	1,994,737	2,047,907
BHMS Mortgage Trust
Series 2014-ATLS, Class DFL (S)	1.000	07/05/33	4,600,000	4,599,995
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.399	07/15/44	2,290,000	2,364,070
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.014	07/10/38	3,325,000	3,571,426
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	6.079	07/10/46	3,280,000	3,586,890
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA IO	2.081	08/15/45	19,554,620	2,038,726
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12/10/44	1,955,000	2,141,290
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class C (P)	5.823	12/10/44	4,110,000	4,608,740
Commercial Mortgage Pass Through Certificates
Series 2013-300P, Class D (P) (S)	4.540	08/10/30	4,315,000	4,366,025
Commercial Mortgage Pass Through Certificates
Series 2013-CR11, Class B (P)	5.332	10/10/46	6,629,000	7,361,882
Commercial Mortgage Pass Through Certificates
Series 2013-CR13, Class C (P)	4.915	12/10/23	2,855,000	2,983,501
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	3,565,000	3,875,683
Commercial Mortgage Pass Through Certificates
Series 2014-CR15, Class XA IO	1.511	02/10/47	39,354,196	2,925,473
Commercial Mortgage Pass Through Certificates
Series 2014-CR16, Class C (P)	5.070	04/10/47	3,650,000	3,807,435
Commercial Mortgage Pass Through Certificates
Series 2014-FL4, Class D (P) (S)	2.600	07/13/31	4,410,000	4,405,404
Commercial Mortgage Pass Through Certificates
Series 2014-TWC, Class D (P) (S)	2.406	02/13/32	2,970,000	2,959,160
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.695	06/25/34	3,549,285	3,336,172
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.296	12/05/31	3,615,000	3,624,840

13

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	2.920	08/19/34	2,571,000	2,514,441
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.430	08/19/45	8,775,595	469,176
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.605	06/20/35	4,537,119	4,211,721
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.111	09/19/35	10,800,521	563,344
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.349	05/19/47	54,965,509	584,009
HarborView Mortgage Loan Trust
Series 2007-4, Class ES IO	0.349	07/19/47	58,882,552	588,826
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.342	08/19/37	46,088,931	489,695
HILT Mortgage Trust
Series 2014-ORL, Class D (P) (S)	2.159	07/15/29	4,270,000	4,270,004
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	3,360,000	3,370,614
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	2,542,000	2,602,505
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.191	07/25/35	49,365,316	3,502,864
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.046	10/25/36	24,028,899	1,899,492
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.690	10/25/36	37,624,249	1,303,153
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.835	04/15/47	4,435,000	4,549,614
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM (P)	6.217	02/15/51	5,600,000	6,202,879
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	6,175,000	6,505,708
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07/05/32	20,100,000	1,962,464
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D (P) (S)	3.145	04/15/30	3,095,000	3,104,551
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class D (P) (S)	2.755	12/15/28	4,830,000	4,845,287
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class E (P) (S)	3.655	12/15/28	3,465,000	3,466,892
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class F (P) (S)	4.155	06/15/29	3,495,000	3,486,678
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.255	11/25/34	3,370,000	3,268,927
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.147	12/25/34	3,030,792	2,971,585
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.326	02/15/46	2,403,000	2,412,093
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.677	08/25/34	4,773,835	4,736,885
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	2,950,541	2,754,631
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	6,035,000	6,089,176
Opteum Mortgage Acceptance Corp.
Series 2005-3, Class APT (P)	0.445	07/25/35	3,877,083	3,802,445

14

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.366	12/25/45	22,039,841	2,562,453
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	1,520,000	1,520,041
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.636	03/25/44	2,690,985	2,662,778
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	2,445,000	2,645,368
UBS Commercial Mortgage Trust
Series 2012-C1, Class C (P) (S)	5.719	05/10/45	1,580,000	1,740,487
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.929	05/10/63	27,246,454	2,288,266
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	4.079	12/13/29	4,103,000	4,156,856
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	1,810,000	1,963,569
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.456	10/25/45	95,834,942	5,149,259
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.445	12/25/45	4,283,855	4,038,253
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.525	01/25/45	1,594,269	1,479,020
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A3 (P)	0.505	01/25/45	2,406,191	2,251,521
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (P)	0.575	07/25/45	4,187,432	3,978,169
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03/18/28	6,490,000	6,272,215
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.668	04/16/35	4,215,000	3,797,104
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.388	11/15/45	29,781,476	3,498,460
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class B (P)	4.634	08/15/46	1,072,000	1,134,271
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class B (P)	5.150	09/15/46	1,800,000	1,976,024

U.S. Government Agency 1.6%				34,173,273

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	10,821,475	1,946,024
Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02/15/38	1,918,957	211,498
Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	4,512,530	963,929
Federal Home Loan Mortgage Corp.
Series 4136, Class IH IO	3.500	09/15/27	14,852,798	1,963,118
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.586	12/25/21	20,624,201	1,707,003
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO	1.593	01/25/22	19,598,834	1,638,208
Federal Home Loan Mortgage Corp.
Series K021, Class X1 IO	1.642	06/25/22	4,659,393	436,981
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO	1.427	07/25/22	36,291,050	2,942,224
Federal Home Loan Mortgage Corp.
Series K709, Class X1 IO	1.670	03/25/19	17,149,500	1,033,618

15

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Federal Home Loan Mortgage Corp.
Series K710, Class X1 IO	1.911	05/25/19	13,934,236	991,616
Federal Home Loan Mortgage Corp.
Series K711, Class X1 IO	1.830	07/25/19	49,588,188	3,450,396
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	2,067,262	343,669
Federal National Mortgage Association
Series 2009-78, Class IB IO	5.000	06/25/39	2,621,030	386,358
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	7,803,405	1,679,394
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000	12/25/27	15,938,160	2,219,427
Federal National Mortgage Association
Series 2012-137, Class WI IO	3.500	12/25/32	11,575,566	2,113,675
Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11/25/39	1,637,053	320,059
Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10/25/39	2,551,390	463,885
Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11/25/39	2,424,504	485,430
Federal National Mortgage Association
Series 407, Class 15 IO	5.000	01/25/40	2,789,048	575,356
Federal National Mortgage Association
Series 407, Class 21 IO	5.000	01/25/39	1,345,918	209,643
Federal National Mortgage Association
Series 407, Class 7 IO	5.000	03/25/41	2,306,790	503,797
Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03/25/41	1,148,452	245,299
Federal National Mortgage Association
Series 407, Class C6 IO	5.500	01/25/40	5,547,434	1,235,828
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	11,011,101	960,058
Government National Mortgage Association
Series 2013-42, Class IA IO	3.500	03/20/43	15,150,639	2,253,459
Government National Mortgage Association
Series 2013-42, Class YI IO	3.500	03/20/43	19,859,342	2,893,321

Asset Backed Securities 7.8%				161,822,370

(Cost $158,018,891)

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.830	05/25/35	2,419,980	2,310,127
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.875	09/25/34	1,442,353	1,413,969
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.605	10/25/35	4,810,000	4,183,618
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07/15/19	1,650,000	1,660,407
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	3,070,000	2,894,780
Applebee's/IHOP Funding LLC
Series 2014-1, Class A2 (S)	4.277	09/05/44	7,215,000	7,219,343
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.235	01/25/34	1,585,140	1,525,447
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.980	05/25/34	1,585,463	1,542,573

16

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.785	03/25/35	2,354,186	2,250,934
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	3,576,073	3,336,784
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160	06/17/19	4,710,000	4,708,954
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07/15/19	3,959,000	3,955,655
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09/20/19	2,660,000	2,996,769
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.719	06/25/37	1,490,001	1,540,609
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	7,727,344	7,895,151
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	127,368	123,663
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.380	02/25/35	2,848,479	2,909,280
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	4,910,000	4,734,163
Credit Suisse Mortgage Trust
Series 2014-ICE, Class D (P) (S)	2.500	04/15/27	3,080,000	3,089,200
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.815	04/25/36	2,251,323	2,225,261
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (P)	0.575	07/25/35	1,680,000	1,614,381
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	2,025,260	2,149,526
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	3,350,000	3,266,933
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11/15/25	3,225,000	3,238,316
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09/15/19	3,195,000	3,192,744
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1	1.400	08/15/19	7,020,000	7,003,714
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.920	06/25/35	1,866,455	1,871,314
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.425	10/25/35	4,352,580	4,087,151
GSAA Trust
Series 2005-10, Class M3 (P)	0.705	06/25/35	4,265,000	4,046,824
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.175	05/25/35	2,085,000	2,009,546
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.625	12/25/35	1,810,000	1,804,717
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.525	10/25/35	3,212,500	3,076,444
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10/15/20	3,760,000	3,756,977
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06/15/21	4,130,000	4,126,129
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.905	09/25/35	2,074,762	1,952,615
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03/25/35	5,350,000	5,052,604
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.575	03/25/35	2,355,000	2,225,524

17

Bond Fund

		Maturity
	Rate (%)	date	Par value^	Value

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08/25/35	2,680,000	2,604,094
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050	06/20/31	4,532,911	4,522,848
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,791,329	2,955,914
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.595	11/25/35	2,648,500	2,475,969
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.335	05/25/36	1,168,177	1,084,406
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.455	12/25/36	6,930,000	6,672,724
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.655	02/25/35	3,297,577	3,270,059
TAL Advantage V LLC
Series 2014-1A, Class A (S)	3.510	02/22/39	2,232,500	2,267,912
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2 (S)	1.400	07/22/19	2,810,000	2,806,364
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	1,669,819	1,683,908
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01/20/25	5,951,199	6,046,049
Westgate Resorts LLC
Series 2012-3A, Class A (S)	2.500	03/20/25	1,428,650	1,436,240
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500	03/20/25	3,188,650	3,241,464
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750	08/20/25	1,087,033	1,097,429
Westgate Resorts LLC
Series 2014-AA, Class A (S)	6.250	10/20/26	2,664,844	2,664,844

			Shares	Value

Preferred Securities 1.3%				$27,047,050

(Cost $26,011,135)

Consumer Staples 0.1%				2,105,578

Food & Staples Retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,105,578

Financials 0.8%				16,743,833

Banks 0.3%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%),
7.250%			61,350	1,750,316
Regions Financial Corp., 6.375%			102,790	2,558,443
Wells Fargo & Company, Series L, 7.500%			1,342	1,631,832

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%			74,825	1,831,716

Consumer Finance 0.2%
Ally Financial, Inc., 7.000% (S)			3,594	3,613,430
Discover Financial Services, 6.500%			60,000	1,534,800

Diversified Financial Services 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%), 8.125%			116,450	3,130,176

18

Bond Fund

Financials (continued)

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%	12,000	693,120

Industrials 0.2%		3,234,245

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	31,265	1,877,776

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	27,300	1,356,469

Utilities 0.2%		4,963,394

Electric Utilities 0.1%
Exelon Corp., 6.500%	30,506	1,540,553

Multi-Utilities 0.1%
Dominion Resources, Inc., 6.375%, 6.375% (I)	67,339	3,422,841

	Par value	Value

Short-Term Investments 2.7%		$55,396,000

(Cost $55,396,000)

Repurchase Agreement 2.7%		55,396,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $46,481,039 on 9-2-14, collateralized by
$44,861,600 U.S. Treasury Inflation Index Notes, 0.125% due 1-15-
22 (valued at $47,410,847, including interest)	46,481,000	46,481,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $8,915,000 on 9-2-14, collateralized by $9,225,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $9,095,758, including interest)	8,915,000	8,915,000

Total investments (Cost $2,003,946,564)† 99.5%		$2,073,342,722

Other assets and liabilities, net 0.5%		$11,174,981

Total net assets 100.0%		$2,084,517,703

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

GO General Obligation

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

USGG U.S. Generic Government Yield Index

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

19

Bond Fund

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $507,286,657 or 24.70% of the fund's net assets as of August 31, 2014.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,010,399,673. Net unrealized appreciation aggregated $62,943,049, of which $77,933,487 related to appreciated investment securities and $14,990,438 related to depreciated investment securities.

20

Bond Fund

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	8-31-14	Price	Inputs	Inputs
Corporate Bonds	$890,988,000	—	$890,877,642	$110,358
U.S. Government & Agency Obligations	613,571,712	—	613,571,712	—
Foreign Government Obligations	4,456,234	—	4,456,234	—
Term Loans	15,344,643	—	15,344,643	—
Capital Preferred Securities	31,238,770	—	31,238,770	—
Collateralized Mortgage Obligations	273,477,943	—	271,815,413	1,662,530
Asset Backed Securities	161,822,370	—	161,822,370	—
Preferred Securities	27,047,050	$18,221,257	8,825,793	—
Short-Term Investments	55,396,000	—	55,396,000	—

Total Investments in Securities	$2,073,342,722	$18,221,257	$2,053,348,577	$1,772,888

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund.The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

21

Bond Fund

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

22

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Bond Fund.

21Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott

President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014